Offerings - Offering: 1	May 15, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.01 par value per share
Amount Registered | shares	2,877,875
Proposed Maximum Offering Price per Unit	13.235
Maximum Aggregate Offering Price	$ 38,088,675.63
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,260.05
Offering Note	1a. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), the amount to be registered also includes an indeterminate number of additional shares of the registrant's common stock, $0.01 par value per share ("Common Stock"), that become issuable under the registrant's 2025 Omnibus Incentive Compensation Plan (the "Plan") by reason of any stock dividend, stock split, or other similar transaction that increases the number of outstanding shares of the registrant's Common Stock. 1b. Estimated in accordance with Rule 457(h)(1) under the Securities Act solely for the purpose of calculating the registration fee. 1c. Represents the maximum number of shares of the registrant's Common Stock that may be issued as of May 15, 2026 under the Plan. 1d. The registrant does not have any fee offsets.